Employee Information - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Information About Employees [line items]
Average number of employees	89,425	95,154
Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	23,568	24,728
Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	65,857	70,426
Americas [Member]
Disclosure of Information About Employees [line items]
Average number of employees	15,641	16,750
Americas [Member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,173	4,423
Americas [Member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	11,468	12,327
Europe, Middle East and Africa [Member]
Disclosure of Information About Employees [line items]
Average number of employees	38,313	40,377
Europe, Middle East and Africa [Member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,818	10,165
Europe, Middle East and Africa [Member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	28,495	30,212
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Average number of employees	25,543	26,652
South East Asia, Oceania and India [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	6,065	6,199
South East Asia, Oceania and India [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	19,478	20,453
North East Asia [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,928	11,375
North East Asia [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,512	3,941
North East Asia [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	6,416	7,434
Of which in EU [member]
Disclosure of Information About Employees [line items]
Average number of employees	30,829	32,170
Of which in EU [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,053	8,314
Of which in EU [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	22,776	23,856
Of which in Sweden [member]
Disclosure of Information About Employees [line items]
Average number of employees	12,130	12,384
Of which in Sweden [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,107	3,125
Of which in Sweden [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,023	9,259